Scout Investments

Scout International Fund

Supplement dated May 17, 2016 to the Summary Prospectus dated October 31, 2015

The purpose of this supplement is to update the Summary Prospectus regarding changes to the portfolio management team of the Scout International Fund (the “Fund”).  Michael P. Fogarty no longer serves as a portfolio manager of the Fund.  Accordingly, references to Michael P. Fogarty in the Fund’s Summary Prospectus are deleted.

You should keep this Supplement for future reference. Additional copies of the Summary Prospectus may be obtained free of charge by calling (800) 996-2862.

Scout Investments